Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.4%)
	Air Products and Chemicals Inc.	94,981	29,459
	Freeport-McMoRan Inc.	612,139	24,363
	Newmont Corp.	340,289	16,154
	Dow Inc.	308,004	15,699
			85,675
Consumer Discretionary (3.1%)
	Walmart Inc.	586,881	89,452
	Target Corp.	196,962	32,907
	General Motors Co.	593,256	24,063
	Ford Motor Co.	1,691,225	23,508
	Activision Blizzard Inc.	150,428	11,124
*	Warner Bros Discovery Inc.	933,350	10,640
			191,694
Consumer Staples (11.6%)
	Procter & Gamble Co.	1,023,283	152,633
	PepsiCo Inc.	591,015	109,639
	Coca-Cola Co.	1,666,832	106,027
	Philip Morris International Inc.	663,739	66,155
	CVS Health Corp.	562,077	57,264
	Mondelez International Inc. Class A	587,257	39,705
	Altria Group Inc.	770,508	35,890
	General Mills Inc.	255,210	21,769
	Kimberly-Clark Corp.	144,745	19,632
	Sysco Corp.	218,302	18,885
	Constellation Brands Inc. Class A	61,273	15,769
	Keurig Dr Pepper Inc.	362,966	14,036
	Colgate-Palmolive Co.	178,157	13,804
	Kraft Heinz Co.	341,889	13,453
	Walgreens Boots Alliance Inc.	313,842	13,024
	McKesson Corp.	30,837	11,770
	Archer-Daniels-Midland Co.	120,235	11,723
			721,178
Energy (9.1%)
	Exxon Mobil Corp.	1,784,427	198,678
	Chevron Corp.	754,320	138,274
	ConocoPhillips	545,029	67,316
	EOG Resources Inc.	251,065	35,634
	Schlumberger Ltd.	605,258	31,201
	Marathon Petroleum Corp.	213,477	26,004
	Occidental Petroleum Corp.	299,245	20,795
	Kinder Morgan Inc.	818,402	15,648

		Shares	Market Value ($000)
	Valero Energy Corp.	84,458	11,285
	Phillips 66	103,211	11,192
	Williams Cos. Inc.	261,181	9,063
			565,090
Financials (19.6%)
*	Berkshire Hathaway Inc. Class B	618,522	197,061
	JPMorgan Chase & Co.	1,255,769	173,522
	Bank of America Corp.	2,924,729	110,701
	Wells Fargo & Co.	1,624,313	77,886
	Goldman Sachs Group Inc.	146,169	56,443
	Charles Schwab Corp.	661,637	54,611
	Morgan Stanley	551,426	51,321
	BlackRock Inc.	61,329	43,912
*	Berkshire Hathaway Inc. Class A	82	39,383
	Citigroup Inc.	787,290	38,113
	Chubb Ltd.	169,794	37,285
	Marsh & McLennan Cos. Inc.	213,859	37,036
	Progressive Corp.	250,205	33,065
	PNC Financial Services Group Inc.	175,597	29,546
	CME Group Inc.	153,955	27,173
	Truist Financial Corp.	568,055	26,591
	US Bancorp	572,490	25,985
	Intercontinental Exchange Inc.	239,120	25,899
	MetLife Inc.	256,446	19,669
	Travelers Cos. Inc.	101,654	19,295
	Aflac Inc.	243,771	17,534
	Prudential Financial Inc.	159,759	17,259
	Allstate Corp.	115,857	15,513
	KKR & Co. Inc.	276,706	14,367
	Bank of New York Mellon Corp.	312,091	14,325
	American International Group Inc.	162,223	10,238
	T Rowe Price Group Inc.	48,197	6,020
			1,219,753
Health Care (24.0%)
	UnitedHealth Group Inc.	400,544	219,402
	Johnson & Johnson	1,125,846	200,401
	Eli Lilly & Co.	366,131	135,864
	AbbVie Inc.	757,101	122,029
	Pfizer Inc.	2,403,225	120,474
	Merck & Co. Inc.	1,084,719	119,449
	Abbott Laboratories	749,843	80,668
	Bristol-Myers Squibb Co.	914,367	73,405
	Amgen Inc.	229,047	65,599
	Elevance Health Inc.	102,742	54,753
	Gilead Sciences Inc.	536,839	47,151
	Medtronic plc	569,376	45,003
	Cigna Corp.	130,592	42,950
	Danaher Corp.	140,060	38,294
	Becton Dickinson and Co.	122,104	30,445
	Humana Inc.	54,166	29,786
	HCA Healthcare Inc.	92,276	22,167
*	Biogen Inc.	62,043	18,934
	Stryker Corp.	72,849	17,039
	Baxter International Inc.	216,219	12,223
			1,496,036
Industrials (14.0%)
	Honeywell International Inc.	288,431	63,325

		Shares	Market Value ($000)
	Raytheon Technologies Corp.	632,118	62,403
	Union Pacific Corp.	267,425	58,146
	Lockheed Martin Corp.	113,555	55,096
	Caterpillar Inc.	226,091	53,450
	Deere & Co.	117,816	51,957
	General Electric Co.	469,800	40,389
	American Express Co.	240,561	37,910
	Northrop Grumman Corp.	59,582	31,774
	CSX Corp.	916,951	29,975
	3M Co.	236,952	29,849
	United Parcel Service Inc. Class B (XNYS)	156,594	29,710
	Eaton Corp. plc	170,573	27,880
	Illinois Tool Works Inc.	119,387	27,157
	General Dynamics Corp.	105,745	26,689
	Norfolk Southern Corp.	100,471	25,771
	Emerson Electric Co.	253,159	24,245
	Automatic Data Processing Inc.	88,912	23,485
	Johnson Controls International plc	295,168	19,611
	Fidelity National Information Services Inc.	260,691	18,921
	L3Harris Technologies Inc.	82,054	18,633
	FedEx Corp.	100,223	18,263
	Trane Technologies plc	99,286	17,715
	Capital One Financial Corp.	164,497	16,983
	Parker-Hannifin Corp.	55,029	16,450
	Cummins Inc.	60,258	15,134
	DuPont de Nemours Inc.	192,571	13,578
	PPG Industries Inc.	100,367	13,572
	Otis Worldwide Corp.	90,254	7,048
			875,119
Real Estate (0.9%)
	Prologis Inc.	395,277	46,560
	Simon Property Group Inc.	70,236	8,389
			54,949
Technology (7.2%)
	Broadcom Inc.	164,239	90,501
	QUALCOMM Inc.	480,875	60,826
	International Business Machines Corp.	386,743	57,586
	Intel Corp.	1,758,490	52,878
	Oracle Corp.	627,646	52,114
	Analog Devices Inc.	220,077	37,833
	Micron Technology Inc.	472,510	27,240
	TE Connectivity Ltd.	137,169	17,300
	Cognizant Technology Solutions Corp. Class A	222,188	13,822
*	VMware Inc. Class A	99,468	12,084
	HP Inc.	397,495	11,941
	Roper Technologies Inc.	22,680	9,954
	Dell Technologies Inc. Class C	108,283	4,850
			448,929
Telecommunications (4.4%)
	Cisco Systems Inc.	1,595,810	79,344
	Comcast Corp. Class A	1,885,874	69,098
	Verizon Communications Inc.	1,708,395	66,593
	AT&T Inc.	3,051,303	58,829
			273,864
Utilities (4.6%)
	NextEra Energy Inc.	850,596	72,046
	Duke Energy Corp.	329,549	32,932

		Shares	Market Value ($000)
	Southern Co.	454,881	30,768
	Waste Management Inc.	176,972	29,682
	Sempra Energy (XNYS)	134,716	22,388
	Dominion Energy Inc.	356,770	21,802
	American Electric Power Co. Inc.	220,167	21,312
	Exelon Corp.	423,700	17,529
	Xcel Energy Inc.	234,549	16,470
	Public Service Enterprise Group Inc.	213,099	12,903
	Republic Services Inc. Class A	87,782	12,227
			290,059
Total Common Stocks (Cost $5,064,035)			6,222,346
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 3.877% (Cost $4)	41	4
Total Investments (99.9%) (Cost $5,064,039)			6,222,350
Other Assets and Liabilities—Net (0.1%)			5,915
Net Assets (100%)			6,228,265
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	30	6,122	106
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.